Advances to suppliers net (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Advances to suppliers net
Allowance for advances to suppliers	$ 42.6	$ 10.1
Allowance for credit losses	$ 31.7